Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity

NOTE 13 — STOCKHOLDERS’ EQUITY

Noncontrolling interest

The following is a summary of net income attributable to MGM Resorts International and transfers to noncontrolling interest.

	For the Years Ended December 31,
	2017	2016
	(In thousands)
Net income attributable to MGM Resorts International	$1,952,052	$1,100,408
Transfers from/(to) to noncontrolling interest:
MGP formation transactions	—	(150,414)
Borgata transaction	—	(18,385)
MGP Class A share issuance	35,138	—
MGM National Harbor transaction	(12,497)	—
MGM China transaction	—	(45,554)
Other	(2,889)	—
Net transfers from/(to) noncontrolling interest	19,752	(214,353)
Change from net income attributable to MGM Resorts International and transfers to noncontrolling interest	$1,971,804	$886,055

Noncontrolling interest ownership transactions

MGP formation transactions. In 2016, the Company adjusted the carrying value of the noncontrolling interests to reflect MGP’s Class A shareholders’ initial 26.7% ownership interest in the consolidated net assets of MGP related to MGP’s IPO and related transactions discussed in Note 1, with an offsetting adjustment to capital in excess of par value. Subsequent to the MGP formation transactions, the Company indirectly owned 73.3% of partnership units in the Operating Partnership.

Borgata transaction. In 2016, MGP acquired Borgata’s real property from a subsidiary of the Company in exchange for MGP’s assumption of $545 million of indebtedness and the issuance of 27.4 million Operating Partnership units to a subsidiary of the Company. The Company adjusted the carrying value of the noncontrolling interests for the change in noncontrolling interests ownership percentage of the Operating Partnership’s net assets, including assets and liabilities transferred, with an offsetting adjustment to capital in excess of par value. Subsequent to the Borgata transaction, the Company indirectly owned 76.3% of partnership units in the Operating Partnership.

MGP Class A share issuance. In September 2017, MGP completed a public offering of 13,225,000 of its Class A shares, including 1,725,000 shares sold pursuant to the underwriters’ over-allotment option, at a public offering price of $30.60 per share for net proceeds of $388 million. The Company has adjusted the carrying value of the noncontrolling interests as a result of MGP’s Class A share issuance to adjust for the change in noncontrolling interests ownership percentage of the Operating Partnership's net assets, with offsetting adjustments to capital in excess of par value and accumulated other comprehensive income. Subsequent to MGP’s issuance of the incremental shares, the Company indirectly owned 72.3% of partnership units in the Operating Partnership.

MGM National Harbor transaction. In October 2017, MGP acquired the long-term leasehold interest and real property associated with MGM National Harbor from a subsidiary of the Company in exchange for cash of $463 million, the assumption of $425 million of indebtedness, which was immediately repaid by MGP on the closing date, and the issuance of 9.8 million Operating Partnership units to a subsidiary of the Company. The Company adjusted the carrying value of noncontrolling interest to adjust for the change in noncontrolling interest ownership percentage of the Operating Partnership’s net assets, including assets and liabilities transferred, with offsetting adjustments to capital in excess of par value and accumulated other comprehensive income. Subsequent to the MGM National Harbor transaction, the Company indirectly owned 73.4% of the partnership units in the Operating Partnership.

MGM China transaction. In September 2016, the Company acquired 188.1 million ordinary shares of MGM China from GPM. As a result of the transaction, the Company owns approximately 56% of MGM China’s outstanding common shares. Ms. Ho owned approximately 22.5% immediately following the transaction. As consideration for the MGM China shares, the Company issued 7,060,492 shares of its common stock and paid $100 million to GPM. In addition, the Company agreed to pay GPM a deferred cash payment of $50 million. See Note 12 for additional information regarding the deferred cash payment. The Company adjusted the carrying value of the noncontrolling interest and accumulated other comprehensive income to reflect the change in MGM China’s noncontrolling ownership interest resulting from the transaction. The difference between the fair value of the consideration paid and the aforementioned adjustments was recognized as a reduction to capital in excess of par value.

Dividends

MGM Resorts International dividends. The Company paid, or will pay, the following dividends:

•	$68 million quarterly dividend, or $0.12 per share, to be paid on March 15, 2018 to holders of record as of March 9, 2018;
•	$62 million quarterly dividend in December 2017, or $0.11 per share; and
•	$63 million quarterly dividend in each of September, June, and March 2017, or $0.11 per share.

The Company intends to pay a quarterly dividend in each future quarter subject to the Company’s operating results, cash requirements and financial conditions, any applicable provisions of state law that may limit the amount of available funds, and compliance with covenants and financial ratios related to existing or future agreements governing the indebtedness at the Company’s subsidiaries and any limitations in other agreements such subsidiaries may have with third parties.

Stock repurchase program

MGM Resorts International stock repurchase program. In September 2017, the Company’s Board of Directors authorized a $1.0 billion stock repurchase program (the “Stock Repurchase Program”). Under the Stock Repurchase Program, the Company may repurchase shares from time to time in the open market or in privately negotiated agreements. The timing, volume and nature of stock repurchases will be at the sole discretion of management, dependent on market conditions, applicable securities laws, and other factors, and may be suspended or discontinued at any time.

In September 2017, the Company repurchased 10 million shares of its common stock at $32.75 per share for a total aggregate amount of $328 million. Repurchased shares were retired. The remaining availability under the Stock Repurchase Program was approximately $672 million as of December 31, 2017.